EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated January 25, 2019 to the Prospectus of Blackstone Alternative Multi-Strategy Fund, a series of Blackstone Alternative Investment Funds, dated July 30, 2018, filed with the Securities and Exchange Commission on January 25, 2019 under Rule 497 (SEC Accession No. 0001193125-19-017132).